Impairment and Reversal of Impairment - Summary Impairment Expense in CGUs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense (reversal)	$ 244	$ (49)
Red Lake [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense (reversal)	889
Porcupine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense (reversal)	(99)
Pueblo Viejo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense (reversal)	(557)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense (reversal)	$ 11	$ (49)